Related Parties Disclosure - Schedule of Consolidated Entities (Details)	12 Months Ended
	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 INR (₨)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 SAR (ر.س)	Dec. 31, 2025 VND (₫)	Dec. 31, 2024
WISeKey SA
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	1999
Common stock held by subsidiary	SFr 933,436
Ownership percentage	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%
Nature of business	Main operating company. Sales and R&D services
SEALSQ France SAS
Related Parties Disclosure
Country of incorporation	France
Year of incorporation	2010
Common stock held by subsidiary | €		€ 1,473,162
Ownership percentage	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	12.55%
Nature of business	Chip manufacturing, sales & distribution
WiseTrust SA
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	1999
Common stock held by subsidiary	SFr 680,000
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Non-operating investment company
WISeKey ELA SL
Related Parties Disclosure
Country of incorporation	Spain
Year of incorporation	2006
Common stock held by subsidiary | €		€ 4,000,000
Ownership percentage	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%
Nature of business	Sales & support
WISeKey SAARC Ltd.
Related Parties Disclosure
Country of incorporation	U.K.
Year of incorporation	2016
Common stock held by subsidiary | £			£ 100,000
Ownership percentage	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%
Nature of business	Non trading
WISeKey USA Inc
Related Parties Disclosure
Country of incorporation	U.S.A.
Year of incorporation	2006
Common stock held by subsidiary | $				$ 6,500
Ownership percentage	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%
Nature of business	Sales & support
WISeKey USA Inc | WISeKey SA
Related Parties Disclosure
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
WISeKey USA Inc | WiseTrust SA
Related Parties Disclosure
Ownership percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
WISeKey India Private Ltd
Related Parties Disclosure
Country of incorporation	India
Year of incorporation	2016
Common stock held by subsidiary | ₨					₨ 1,000,000
Ownership percentage	45.90%	45.90%	45.90%	45.90%	45.90%	45.90%	45.90%	45.90%	45.90%	45.90%
Nature of business	Sales & support
WISeKey India Private Ltd | WISeKey SAARC Ltd.
Related Parties Disclosure
Ownership percentage	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%	88.00%
SEALSQ Japan KK
Related Parties Disclosure
Country of incorporation	Japan
Year of incorporation	2017
Common stock held by subsidiary | ¥						¥ 1,000,000
Ownership percentage	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	12.55%
Nature of business	Sales & distribution
SEALSQ France, Taiwan Branch
Related Parties Disclosure
Country of incorporation	Taiwan
Year of incorporation	2017
Common stock held by subsidiary | $							$ 100,000
Ownership percentage	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	12.55%
Nature of business	Sales & distribution branch
WISeCoin AG
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	2018
Common stock held by subsidiary	SFr 100,000
Ownership percentage	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%	90.00%
Nature of business	Sales & distribution
WISeKey Equities AG
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	2018
Common stock held by subsidiary	SFr 100,000
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Financing, Sales & distribution
WISeKey Semiconductors GmbH
Related Parties Disclosure
Country of incorporation	Germany
Year of incorporation	2019
Common stock held by subsidiary | €		€ 25,000
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Sales & distribution
WISeKey Arabia - Information Technology Ltd
Related Parties Disclosure
Country of incorporation	Saudi Arabia
Year of incorporation	2019
Common stock held by subsidiary | ر.س								ر.س 200,000
Ownership percentage	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%	51.00%
Nature of business	Sales & distribution
WISe.Art AG
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	2020
Common stock held by subsidiary	SFr 114,286
Ownership percentage	87.50%	87.50%	87.50%	87.50%	87.50%	87.50%	87.50%	87.50%	87.50%	87.50%
Nature of business	Sales & distribution
WISeKey Vietnam Ltd
Related Parties Disclosure
Country of incorporation	Vietnam
Year of incorporation	2021
Common stock held by subsidiary | ₫									₫ 689,400,000
Ownership percentage	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%	95.75%
Nature of business	R&D
SEALSQ Corp.
Related Parties Disclosure
Country of incorporation	British Virgin Islands
Year of incorporation	2022
Common stock held by subsidiary | $				$ 229,453
Ownership percentage	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	12.55%
Nature of business	Sales & support
Percentage of voting rights held	50.00%
WISeKey (Gibraltar) Limited
Related Parties Disclosure
Country of incorporation	Gibraltar
Year of incorporation	2022
Common stock held by subsidiary | £			£ 100
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Sales & support
WISeSat Space AG
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	2023
Common stock held by subsidiary	SFr 100,000
Ownership percentage	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	100.00%
Nature of business	Sales & distribution
SEALCOIN AG
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	2024
Common stock held by subsidiary	SFr 133,333
Ownership percentage	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	75.00%	100.00%
Nature of business	Sales & distribution
SEALSQ USA Ltd
Related Parties Disclosure
Country of incorporation	U.S.A.
Year of incorporation	2024
Ownership percentage	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	100.00%
Nature of business	Sales & support
WISeKey International Corp.
Related Parties Disclosure
Country of incorporation	British Virgin Islands
Year of incorporation	2025
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Non trading
WISeSat.Space Corp.
Related Parties Disclosure
Country of incorporation	British Virgin Islands
Year of incorporation	2025
Ownership percentage	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%	92.47%
Nature of business	Non trading
IC'Alps SAS
Related Parties Disclosure
Country of incorporation	France
Year of incorporation	2025
Common stock held by subsidiary | €		€ 1,100,000
Ownership percentage	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%	6.78%
Nature of business	Custom ASIC design services
QAIT Corp.
Related Parties Disclosure
Country of incorporation	British Virgin Islands
Year of incorporation	2025
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Non trading
Trust Protocol Association
Related Parties Disclosure
Country of incorporation	Switzerland
Year of incorporation	2019
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Nature of business	Association cofounded by WISeKey Equities AG involved in Internet security